Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting
18.	SEGMENT REPORTING

Based on the criteria established by ASC 280 Segment Reporting, the Company has determined that the business segments that constitute its primary reporting segments are multimedia processors and surveillance and security products in accordance with the Group's organization and internal financial reporting structure. As no measures of assets by segment are reported and used by the chief operating decision makers, the Group has not made disclosure of total assets by reportable segment.

Summarized information by business segment for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Year Ended December 31, 2009
	Multimedia processors	Surveillance and security products	Intersegment elimination*	Consolidated

Revenue	49,968	2,165	(19)	52,114
Cost of revenue	(33,892)	(1,310)	19	(35,183)

Gross profit	16,076	855	—	16,931
Unallocated operating expenses				(31,585)
Unallocated non-operating income, net				4,284
Loss before income tax expense				(10,370)

	Year Ended December 31, 2010
	Multimedia processors	Surveillance and security products	Intersegment elimination*	Consolidated

Revenue	69,146	7,839	(526)	76,459
Cost of revenue	(45,449)	(6,221)	553	(51,117)

Gross profit	23,697	1,618	27	25,342
Unallocated operating expenses				(35,353)
Unallocated non-operating income, net				2,538
Loss before income tax expense				(7,473)

	Year Ended December 31, 2011
	Multimedia processors	Surveillance and security products	Intersegment elimination*	Consolidated

Revenue	47,857	16,767	(968)	63,656
Cost of revenue	(30,714)	(13,186)	968	(42,932)

Gross profit	17,143	3,581	—	20,724
Unallocated operating expenses				(53,496)
Unallocated non-operating income, net				4,369
Loss before income tax expense				(28,403)

*	Intersegment eliminations relates to intra-group sales of surveillance products in 2009, 2010 and 2011.

The revenue presented below is attributed by country of domicile of the entity that recorded the revenue

	Years Ended December 31
	2009	2010	2011
Revenue distribution
Mainland China	3,318	8,937	16,694
Hong Kong	48,796	67,522	46,962

	52,114	76,459	63,656

The following table summarizes information regarding the distribution of long-lived assets by geographic region:

	As of December 31
	2010	2011
Long-lived assets
Mainland China	29,874	37,608
Hong Kong	1,468	760
U.S.A	251	198

	31,593	38,566

The following table summarizes the Group's revenues for each product class for the years ended December 31, 2009, 2010 and 2011 respectively:

	Years Ended December 31
	2009	2010	2011
Multimedia processor segment
PC camera multimedia products	36,802	52,999	41,535
Image sensors	12,101	14,666	5,439
Other products	1,065	1,481	883

Sub-total	49,968	69,146	47,857

Surveillance and security products segment	2,165	7,839	16,767
Intersegment elimination	(19)	(526)	(968)

Total	52,114	76,459	63,656